Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 0	$ 0
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 1	$ 1,803
Valuation Technique [Extensible List]	civb:AppraisalOfCollateralMember	civb:AppraisalOfCollateralMember
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input, Appraised Value [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	30
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input, Appraised Value [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	30	26
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input, Appraised Value [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input		0
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input, Appraised Value [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input		30
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input Holding Period [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term	22 months
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input Holding Period [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term	22 months	21 months
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input Holding Period [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term		0 months
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input Holding Period [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term		30 months
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input Liquidation Expense [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input		8
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input Liquidation Expense [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input		0
Assets Measured at Fair Value on a Nonrecurring Basis [Member] | (Level 3) [Member] | Impaired Loans [Member] | Measurement Input Liquidation Expense [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input		10